SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable net

	March 31,	December 31,
	2025	2024
Oil, natural gas and NGL sales	$281,299	$108,091
Joint interest accounts receivable	773,894	624,577
Other accounts receivable	116,980	118,636
Total Accounts receivable, net	$1,172,173	$851,304

	December 31,	December 31,
	2024	2023
Oil, natural gas and NGL sales	$108,091	$76,115
Joint interest accounts receivable	624,577	494,587
Unbilled joint interest expense	—	(852)
Total joint interest related receivables	732,668	493,735
Other accounts receivable	118,636	122,501
Allowance for expected losses	—	—
Total Accounts receivable, net	$851,304	$692,351

Schedule of accounts payable and accrued liabilities

	March 31, 2025	December 31, 2024
Trade payable	$375,402	$1,003,380
Suspense payable	752,825	727,230
Total accounts payable	$1,128,227	$1,730,610

Total accrued liabilities	$404,231	$319,327

	December 31, 2024	December 31, 2023
Trade payable	$1,003,380	$773,387
Suspense payable	727,230	727,153
Total accounts payable	$1,730,610	$1,500,540

Total accrued liabilities	$319,327	$259,131